Earnings per share	12 Months Ended
Mar. 31, 2019
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Earnings per share

26. Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2019	2018	2017
Numerator:
Profit	$105,433	$86,436	$37,763
Denominator:
Basic weighted average ordinary shares outstanding	50,139,389	50,388,440	50,582,852
Dilutive impact of equivalent stock options and RSUs	2,138,724	2,527,160	2,357,456
Diluted weighted average ordinary shares outstanding	52,278,113	52,915,600	52,940,308

The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.

The Company excluded from the calculation of diluted EPS options and RSUs to purchase 33,025, 27,350 and 5,200 shares for the year ended March 31, 2019, 2018 and 2017, respectively, because their effect will be anti-dilutive.